INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Details) - Level 1 - TWD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Global Unichip Corporation (GUC)
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices	$ 99,211.7	$ 63,495.5
Vanguard International Semiconductor Corporation (VIS)
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices	46,667.9	50,620.3
Xintec Inc. (Xintec)
Disclosure of associates [line items]
Fair value of investments in associates for which there are quoted market prices	$ 15,468.1	$ 22,033.8